FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ADAR Investment Management LLC
Address:          156 West 56th Street, Suite 801
                  New York, New York 10019

13F File Number:  028-11211

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Morse
Title:  Chief Operating Officer
Phone:  (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

November 7, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $178,985 (thousands)

List of Other Included Managers:

         None

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FORM 13F INFORMATION TABLE
For Quarter Ended: 9/30/07                      Name of Reporting Manager:  ADAR Investment Management LLC

                                                                                                                    Item 8:
Item 1:                          Item 2 :      Item 3:     Item 4:    Item 5:            Item 6:    Item 7:    Voting Authority
Name of Issuer                Title of Class   CUSIP     Fair Market Shares or          Investment  Other      (a)      (b)    (c)
                                               Number       Value   Principal  Sh/ Put/ Discretion  Managers   Sole   Shared   None
                                                          (X$1000)    Amount   Prn Call

ALDABRA 2 ACQUISITION CORP    *W EXP 06/18/201 01408A111       142      100,000 SH        SOLE                 100,000
ALDABRA 2 ACQUISITION CORP    COM              01408A103     1,379      150,000 SH        SOLE                 150,000
AMERIPRISE FINL INC           COM              03076C106     1,893       30,000 SH        SOLE                  30,000
ASSISTED LIVING CONCPT NEV N  CL A             04544X102     1,369      149,800 SH        SOLE                 149,800
B & G FOODS INC NEW           CL A             05508R106       367       28,700 SH        SOLE                  28,700
CASTLEPOINT HOLDINGS LTD      COM              G19522112    15,587    1,355,400 SH        SOLE               1,355,400
CITADEL BROADCASTING CORP     COM              17285T106     6,448    1,550,000 SH        SOLE               1,550,000
COMCAST CORP NEW              CL A SPL         20030N200    13,178      550,000 SH        SOLE                 550,000
CYTYC CORP                    COM              232946103     5,956      125,000 SH        SOLE                 125,000
DOMTAR CORP                   COM              257559104     6,150      750,000 SH        SOLE                 750,000
E M C CORP MASS               COM              268648102     7,280      350,000 SH        SOLE                 350,000
ENDEAVOR ACQUISITION CORP     *W EXP 12/14/200 292577111       258       50,000 SH        SOLE                  50,000
FBR CAPITAL MARKETS CORP      COM              30247C301       386       30,000 SH        SOLE                  30,000
FIRST MERCURY FINANCIAL CORP  COM              320841109     4,461      207,400 SH        SOLE                 207,400
GARTNER INC                   COM              366651107    22,621      924,800 SH        SOLE                 924,800
GENEVA ACQUISITION CORP       UNIT 99/99/9999  37185Y203     1,833      300,000 SH        SOLE                 300,000
GRACE W R & CO DEL NEW        COM              38388F108     9,938      370,000 SH        SOLE                 370,000
HORSEHEAD HLDG CORP           COM              440694305    11,290      514,485 SH        SOLE                 514,485
ICF INTL INC                  COM              44925C103     2,696       97,739 SH        SOLE                  97,739
ICICI BK LTD                  ADR              45104G104       411        7,800 SH        SOLE                   7,800
KANSAS CITY SOUTHERN          COM NEW          485170302     8,954      278,325 SH        SOLE                 278,325
KAPSTONE PAPER & PACKAGING C  COM              48562P103     3,590      500,000 SH        SOLE                 500,000
KBL HEALTHCARE ACQUIS CORP I  *W EXP 07/18/201 48241N115       335      500,000 SH        SOLE                 500,000
KBL HEALTHCARE ACQUIS CORP I  COM              48241N107     4,314      600,000 SH        SOLE                 600,000
MEDIACOM COMMUNICATIONS CORP  CL A             58446K105     1,964      278,589 SH        SOLE                 278,589
PENNANTPARK INVT CORP         COM              708062104     1,776      132,500 SH        SOLE                 132,500
PHARMERICA CORP               COM              71714F104     4,774      320,000 SH        SOLE                 320,000
PRUDENTIAL FINL INC           COM              744320102     5,269       54,000 SH        SOLE                  54,000
RENAISSANCE ACQUISITION CORP  UNIT 01/28/2011  75966C206       631      100,000 SH        SOLE                 100,000
SAIC INC                      COM              78390X101     7,983      416,000 SH        SOLE                 416,000
SHANGHAI CENTURY ACQUISIT CO  SHS              G80637104       830      100,000 SH        SOLE                 100,000
SOLERA HOLDINGS INC           COM              83421A104    10,213      567,700 SH        SOLE                 567,700
TIME WARNER TELECOM INC       CL A             887319101     5,493      250,000 SH        SOLE                 250,000
VANTAGE ENERGY SERVICES INC   UNIT 99/99/9999  92209F201     3,460      400,000 SH        SOLE                 400,000
VICTORY ACQUISITION CORP      UNIT 99/99/9999  92644D209     5,290      500,000 SH        SOLE                 500,000
WNS HOLDINGS LTD              SPON ADR         92932M101       466       27,066 SH        SOLE                  27,066


Information Table Entry Total:               36
Information Value Total (Thousands):    178,985

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